Document and Entity Information	Oct. 31, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	SVB Financial Group
Entity Incorporation State Country Code	DE
Entity File Number	001-39154
Entity Tax Identification Number	91-1962278
Entity Address Address Line 1	2270 Sand Hill Road
Entity Address City Or Town	Menlo Park
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94025
City Area Code	650
Local Phone Number	567-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000719739
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address Address Line 1	3003 Tasman Drive
Entity Address City Or Town	Santa Clara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95054-1191